Income Taxes (Tables)	12 Months Ended
Dec. 31, 2018
Income Tax Disclosure [Abstract]
Schedule of Components of Income Tax Expense
Income tax expense for 2018 and 2017 consisted of the following:

	2018	2017
	(Dollars in thousands)
Current tax expense:
Federal	$6,593	$7,126
State	1,726	1,093
	8,319	8,219
Deferred tax expense	58	4,170
Income tax expense	$8,377	$12,389

Components of Net Deferred Tax Asset
The components of the net deferred tax asset at December 31, 2018 and 2017 were as follows:

	2018	2017
	(Dollars in thousands)
Deferred tax assets:
Allowance for loan losses	$4,611	$4,102
Supplemental Executive Retirement Plan ("SERP")	1,321	1,216
OREO writedowns	1,191	1,359
Nonaccrued interest	296	686
Non-qualified stock options	39	26
Write-down on partnership investment	132	120
Unrealized loss	197	50
Accrued bonus	—	3
	7,787	7,562
Valuation allowance	(132)	(120)
Deferred tax liabilities:
Depreciation	(54)	(173)
Partnership income	(28)	(19)
Deferred loan costs	(1,062)	(830)
Net deferred tax asset	$6,511	$6,420

Reconciliation of Effective Income Tax Rate with Statutory Federal Rate
A reconciliation of the Company’s effective income tax rate with the statutory federal rate for 2018 and 2017 is as follows:

	2018	2017
	(Dollars in thousands)
At Federal statutory rate	$7,017	$8,480
Adjustments resulting from:
State income taxes, net of Federal tax benefit	1,530	852
Non-controlling interest	(45)	11
Tax exempt income	(12)	(34)
BOLI	(129)	(228)
Stock compensation	(3)	(18)
Nondeductible expenses	—	3
Tax credit	—	—
Increase in valuation reserve	—	—
Impact of Federal Tax Reform	—	3,204
Other	19	119
	$8,377	$12,389